Notes Payable (Tables)	9 Months Ended
Sep. 30, 2016
Notes Payable
Future principal payments
Years ending December 31:
2016	$61,192
2017	1,589,660
2018	1,666,667
2019	1,666,667
2020	138,889
Notes payable, balance as of September 30, 2016	5,123,075
Unamortized discount on notes payable	(804,918)
Notes payable, net, balance as of September 30, 2016	4,318,157
Current portion of notes payable	(1,234,186)
Non-current portion of notes payable	$3,083,971